UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22018

Nuveen Diversified Currency Opportunities Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Diversified Currency Opportunities Fund (JGT)
March 31, 2014

Shares	Description (1)	Coupon		Ratings (2)	Value
	LONG-TERM INVESTMENTS – 87.5% (85.7% of Total Investments)
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.2% (0.2% of Total Investments)
	Banks – 0.2%
50,000	Morgan Stanley	7.125%		BB+	$ 1,326,500
	Total $25 Par (or similar) Retail Preferred (cost $1,250,000)				1,326,500

Principal
Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 14.8% (14.5% of Total Investments)
	Auto Components – 0.1%
$ 750	Chassix Inc., 144A	9.250%	8/01/18	B-	$ 806,250
	Automobiles – 0.4%
600	Chrysler GP/CG Company, 144A	8.000%	6/15/19	B1	657,000
1,580	Jaguar Land Rover PLC, 144A	8.125%	5/15/21	BB	1,793,300
2,180	Total Automobiles				2,450,300
	Banks – 0.8%
3,000	Export Import Bank of Korea	1.250%	11/20/15	Aa3	3,017,919
1,500	VTB Capital SA, 144A	6.875%	5/29/18	BBB	1,593,750
4,500	Total Banks				4,611,669
	Building Products – 0.1%
750	US Concrete Inc., 144A	8.500%	12/01/18	B	813,750
	Chemicals – 0.6%
1,000	Ineos Group Holdings SA, 144A	6.125%	8/15/18	B-	1,037,500
1,000	TPC Group Inc., 144A	8.750%	12/15/20	B	1,096,250
1,250	Trinseo Materials Operating	8.750%	2/01/19	B	1,342,188
3,250	Total Chemicals				3,475,938
	Consumer Finance – 0.5%
3,000	Ford Motor Credit Company	1.500%	1/17/17	BBB-	2,991,069
	Containers & Packaging – 0.4%
1,000	Beverage Packaging Holdings Luxembourg II SA, 144A	6.000%	6/15/17	CCC+	1,035,000
1,000	Reynolds Group	7.875%	8/15/19	B+	1,101,250
2,000	Total Containers & Packaging				2,136,250
	Diversified Telecommunication Services – 0.3%
1,500	Level 3 Financing Inc.	8.625%	7/15/20	BB-	1,681,875
	Electric Utilities – 0.6%
3,000	Power Sector Asset and Liabilities Management Corporation, 144A	6.875%	11/02/16	BBB-	3,386,250
	Food Products – 0.2%
1,250	Sun Merger Sub Inc., Smithfield Foods Acquisition, 144A	5.250%	8/01/18	BB-	1,298,438
	Independent Power and Renewable Electricity Producers – 0.3%
1,500	RRI Energy Inc.	7.875%	6/15/17	B	1,507,500
	Machinery – 0.2%
930	Blueline Rental Finance Corporation, 144A	7.000%	2/01/19	B	983,475
	Media – 0.4%
790	Sirius XM Radio Inc., 144A	5.750%	8/01/21	BB	821,600
1,500	WideOpenWest Finance Capital Corporation	10.250%	7/15/19	CCC+	1,702,500
2,290	Total Media				2,524,100
	Metals & Mining – 1.3%
2,000	ArcelorMittal	4.250%	3/01/16	BB+	2,075,000
2,500	Cliffs Natural Resources Inc.	3.950%	1/15/18	BBB-	2,512,853
400	Severstal OAO Via Steel Capital SA, 144A	4.450%	3/19/18	BB+	389,000
2,000	Xstrata Finance Canada Limited, 144A	5.800%	11/15/16	BBB	2,201,916
6,900	Total Metals & Mining				7,178,769
	Oil, Gas & Consumable Fuels – 6.6%
1,000 CAD	Athabasca Oil Corporation, 144A	7.500%	11/19/17	B	895,522
3,000	CNOOC Finance 2013 Limited	1.125%	5/09/16	AA-	2,999,058
5,000	CNPC General Capital Limited, 144A	1.450%	4/16/16	A+	4,994,990
1,500	CONSOL Energy Inc.	8.250%	4/01/20	BB	1,629,375
3,000	Gazprom OAO Via Gaz Capital SA, 144A	5.092%	11/29/15	Baa1	3,106,500
654	Kodiak Oil and Gas Corporation	8.125%	12/01/19	B	725,123
3,000	Korea National Oil Corporation, 144A	5.375%	7/30/14	AA-	3,044,118
3,000	Lukoil International Finance, 144A	3.416%	4/24/18	BBB	2,918,250
800 CAD	Paramount Resources Limited, 144A	7.625%	12/04/19	B	759,837
2,000	Petrobras International Finance Company	3.875%	1/27/16	Baa1	2,053,878
2,000	Petrohawk Energy Corporation	7.250%	8/15/18	A	2,122,000
5,000	Petroleos Mexicanos	4.875%	3/15/15	BBB+	5,175,000
2,000	Rosneft International Finance, 144A	3.149%	3/06/17	Baa1	1,965,000
3,000	Sinopec Capital 2013, 144A	1.250%	4/24/16	Aa3	2,994,525
2,000	Transocean Inc.	2.500%	10/15/17	BBB-	2,012,890
	Total Oil, Gas & Consumable Fuels				37,396,066
	Personal Products – 0.2%
1,000	Albea Beauty Holdings SA, 144A	8.375%	11/01/19	B+	1,085,000
	Real Estate Management & Development – 0.4%
1,000	Country Garden Holding Company, 144A	11.125%	2/23/18	Ba2	1,081,250
1,000	Rialto Holdings LLC	7.000%	12/01/18	B	1,030,000
2,000	Total Real Estate Management & Development				2,111,250
	Specialty Retail – 0.2%
1,000	Toys “R” Us Property Company II LLC	8.500%	12/01/17	Ba2	1,018,750
	Transportation Infrastructure – 0.2%
800	Aviation Capital Group Corporation, 144A	3.875%	9/27/16	BBB-	828,710
	Wireless Telecommunication Services – 1.0%
4,000	Telefonica Emisiones SAU	3.992%	2/16/16	BBB+	4,194,386
1,500	Wind Acquisition Finance SA, 144A	7.250%	2/15/18	BB	1,578,750
5,500	Total Wireless Telecommunication Services				5,773,136
	Total Corporate Bonds (cost $84,133,394)				84,058,545

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.6% (0.6% of Total Investments)
	Diversified Financial Services – 0.6%
$ 3,000	Citigroup Inc.	8.400%	N/A (4)	BB+	$ 3,453,750
	Total $1,000 Par (or similar) Institutional Preferred (cost $3,468,661)				3,453,750

Principal
Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 66.7% (65.3% of Total Investments)
	Argentina – 0.4%
$ 2,500	Republic of Argentina	7.000%	10/03/15	B-	$ 2,435,000
	Brazil – 14.8%
1,000	Banco Nacional de Desenvolvimento Economico e Social, 144A	3.375%	9/26/16	BBB	1,018,750
61,250 BRL	Letra De Tesouro Nacional de Brazil	0.000%	1/01/15	BBB+	24,883,967
74,500 BRL	Letra De Tesouro Nacional de Brazil	0.000%	4/01/15	BBB+	29,423,363
79,900 BRL	Letra De Tesouro Nacional de Brazil	0.000%	1/01/16	BBB+	28,788,896
	Total Brazil				84,114,976
	Canada – 6.8%
16,000 CAD	Province of Ontario	3.250%	9/08/14	Aa2	14,612,175
10,000 CAD	Province of Ontario	3.150%	9/08/15	Aa2	9,306,196
16,000 CAD	Quebec Province	5.500%	12/01/14	Aa2	14,898,887
42,000 CAD	Total Canada				38,817,258
	Colombia – 2.0%
5,500	Republic of Colombia	8.250%	12/22/14	BBB	5,786,000
9,948,000 COP	Republic of Colombia	12.000%	10/22/15	BBB	5,609,793
	Total Colombia				11,395,793
	Hungary – 0.3%
1,500	Republic of Hungary, Government Bond	4.125%	2/19/18	Ba1	1,522,500
	Indonesia – 1.9%
8,000	Republic of Indonesia, 144A	7.250%	4/20/15	Baa3	8,510,000
2,000	Republic of Indonesia, 144A	7.500%	1/15/16	Baa3	2,212,500
10,000	Total Indonesia				10,722,500
	Ireland – 1.5%
2,000 EUR	Irish Republic Treasury Bond	4.600%	4/18/16	BBB+	2,978,666
3,400 EUR	Irish Republic Treasury Bond	5.500%	10/18/17	BBB+	5,408,953
5,400 EUR	Total Ireland				8,387,619
	Italy – 5.2%
5,000 EUR	Buoni Poliennali del Tesoro, Italian Treasury Bond	3.000%	4/15/15	BBB+	7,052,905
5,000 EUR	Buoni Poliennali del Tesoro, Italian Treasury Bond	4.750%	9/15/16	BBB+	7,510,945
10,000 EUR	Buoni Poliennali del Tesoro, Italian Treasury Bond	4.000%	2/01/17	BBB+	14,879,111
20,000 EUR	Total Italy				29,442,961
	Malaysia – 4.6%
85,000 MYR	Republic of Malaysia	3.197%	10/15/15	A	26,061,357
	Mexico – 10.4%
166,000 MXN	Mexico Bonos de DeSarrollo	8.000%	12/17/15	A	13,560,276
245,500 MXN	Mexico Bonos de DeSarrollo	7.250%	12/15/16	A	20,235,947
120,000 MXN	Mexico Bonos de DeSarrollo	4.750%	6/14/18	A	9,115,174
200,500 MXN	United Mexican States	9.500%	12/18/14	A	15,983,838
732,000 MXN	Total Mexico				58,895,235
	Norway – 1.8%
60,000 NOK	Norwegian Government Bond	5.000%	5/15/15	AAA	10,410,969
	Peru – 2.3%
25,000 PEN	Republic of Peru Treasury Bond	8.600%	8/12/17	A-	10,110,447
1,146	Republic of Peru	9.875%	2/06/15	BBB+	1,230,804
1,500	Republic of Peru	8.375%	5/03/16	BBB+	1,713,750
	Total Peru				13,055,001
	Poland – 1.0%
5,500	Republic of Poland	3.875%	7/16/15	A2	5,720,000
	Portugal – 0.8%
2,000 EUR	Portugal Obrigacoes do Tesouro	4.750%	6/14/19	BB	2,988,067
1,000 EUR	Portugal Obrigacoes do Tesouro	5.650%	2/15/24	BB+	1,551,178
3,000 EUR	Total Portugal				4,539,245
	Russia – 0.5%
3,000	Russian Federation, 144A	3.625%	4/29/15	Baa1	3,056,250
	Slovenia – 0.2%
1,000	Republic of Slovenia, 144A	4.125%	2/18/19	A-	1,034,000
	South Africa – 4.4%
5,500	Republic of South Africa	6.500%	6/02/14	Baa1	5,544,000
32,000 ZAR	Republic of South Africa	13.500%	9/15/15	A-	3,314,802
55,000 ZAR	Republic of South Africa	8.250%	9/15/17	Baa1	5,326,506
115,000 ZAR	Republic of South Africa	8.000%	12/21/18	A-	10,998,186
	Total South Africa				25,183,494
	Spain – 2.5%
5,000 EUR	Kingdom of Spain, Bonos y Obligado Del Esatado	3.300%	10/31/14	BBB+	6,997,427
5,000 EUR	Kingdom of Spain, Bonos y Obligado Del Esatado	4.250%	10/31/16	BBB+	7,454,531
10,000 EUR	Total Spain				14,451,958
	Sri Lanka – 0.4%
2,000	Republic of Sri Lanka, 144A	6.000%	1/14/19	BB-	2,092,500
	Trinidad and Tobago – 0.1%
800	Republic of Trinidad and Tobago	4.375%	1/16/24	A	836,800
	Turkey – 4.5%
12,950 TRY	Republic of Turkey, Government Bond	0.000%	4/09/14	BBB	6,035,909
5,900 TRY	Republic of Turkey, Government Bond	7.500%	9/24/14	BBB	2,712,450
36,800 TRY	Republic of Turkey, Government Bond	6.500%	1/07/15	Baa1	16,639,715
55,650 TRY	Total Turkey				25,388,074
	Vietnam – 0.3%
1,500	Socialist Republic of Vietnam, 144A	6.875%	1/15/16	BB-	1,612,500
	Total Sovereign Debt (cost $396,459,424)				379,175,990

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 5.2% (5.1% of Total Investments)
$ 1,865	Bayview Opportunity Master Fund Trust, 2013-8NPL	3.228%	3/28/33	N/R	$ 1,865,280
1,000	CAM Mortgage Trust 2013-1	5.500%	12/15/53	N/R	996,563
3,158	Countrywide Asset Backed Certificates, Series 2007-4 A2	5.530%	4/25/47	Caa1	2,874,012
3,390	Fannie Mae Mortgage Pool AB9659	3.000%	6/01/43	Aaa	3,278,329
5,467	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2007-GG10	5.997%	8/10/45	A	6,062,699
2,475	GP Portfolio Trust 2014-GPP A	2.902%	2/15/27	BBB-	2,478,208
2,306	Monty Parent Issuer LLC 2013-LTR1	3.470%	11/20/28	CCC	2,306,650
2,300	New Residential Advance Receivables Trust 2014-T1	5.926%	3/15/45	N/R	2,300,000
1,561	Oaktree Real Estate Investments, Comnmerial Mortgage Asset Backed Securities ORES NPL LLC 2013-LV2I, 144A	3.081%	9/25/25	N/R	1,560,663
673	Stanwich Mortgage Loan Trust, Series 2012-NPL5	2.981%	10/18/42	N/R	672,537
2,779	Vericrest Opportunity Loan Transferee, Private CMO 2013 NPL1	4.250%	8/25/58	N/R	2,787,661
2,667	Walter Investment Management Company Capital Trust, Series 2012-AA	4.549%	10/16/50	BBB	2,699,623
$ 29,641	Total Asset-Backed and Mortgage-Backed Securities (cost $30,368,965)				29,882,225
	Total Long-Term Investments (cost $515,680,444)				497,897,010

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 14.6% (14.3% of Total Investments)
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 8.7%
$ 19,507	Fannie Mae Notes	0.375%	3/16/15	Aaa	$ 19,393,469
18,900	Federal Home Loan Bank Bonds	0.250%	2/20/15	Aaa	18,915,895
4,000	Freddie Mac Notes	2.875%	2/09/15	Aaa	4,089,588
6,900	Freddie Mac Notes	0.350%	3/18/15	Aaa	6,922,011
$ 49,307	Total U.S. Government and Agency Obligations				49,320,963

	REPURCHASE AGREEMENTS – 5.9%
$ 33,448	Repurchase Agreement with State Street Bank, dated 3/31/14, repurchase price $33,448,400, collateralized by $34,800,000 U.S. Treasury Notes, 2.000%, due 2/28/21, value $34,119,138	0.000%	4/01/14	N/A	$ 33,448,400
	Total Short-Term Investments (cost $82,915,797)				82,769,363
	Total Investments (cost $598,596,241) – 102.1%				580,666,373
	Other Assets Less Liabilities – (2.1)% (5)				(11,834,185)
	Net Assets – 100%				$ 568,832,188

Investments in Derivatives as of March 31, 2014

Forward Foreign Currency Exchange Contracts outstanding:

						Unrealized
		Amount		Amount	Settlement	Appreciation
Counterparty	Currency Contracts to Deliver	(Local Currency)	In Exchange For Currency	(Local Currency)	Date	(Depreciation) (5)
Bank of America	Brazilian Real	91,000,000	U.S. Dollar	39,089,851	4/02/14	$ (1,015,923)
Bank of America	Malaysian Ringgit	58,500,000	U.S. Dollar	17,829,930	4/07/14	(90,119)
Bank of America	U.S. Dollar	40,212,108	Brazilian Real	91,000,000	4/02/14	(106,334)
Bank of America	U.S. Dollar	17,568,623	Malaysian Ringgit	58,500,000	4/07/14	351,426
Barclays	Mexican Peso	670,200,000	U.S. Dollar	50,415,465	4/16/14	(863,774)
Barclays	U.S. Dollar	26,846,100	Australian Dollar	30,000,000	4/16/14	949,140
Barclays	U.S. Dollar	51,226,783	Mexican Peso	670,200,000	4/16/14	52,456
Barclays	U.S. Dollar	6,006,006	Peruvian Nouveau Sol	17,000,000	4/28/14	19,471
Barclays	U.S. Dollar	27,352,896	New Zealand Dollar	32,700,000	5/09/14	940,624
Barclays	U.S. Dollar	26,627,113	South African Rand	298,000,000	5/16/14	1,487,515
Barclays	U.S. Dollar	39,137,222	Turkish Lira	89,000,000	5/21/14	1,844,905
BNP Paribas	Euro	20,000,000	U.S. Dollar	27,880,140	5/23/14	329,762
BNP Paribas	Euro	29,000,000	U.S. Dollar	39,922,212	5/23/14	(25,837)
BNP Paribas	Japanese Yen	2,770,000,000	U.S. Dollar	27,177,886	4/14/14	338,938
BNP Paribas	U.S. Dollar	26,892,943	Japanese Yen	2,770,000,000	4/14/14	(53,995)
BNP Paribas	U.S. Dollar	20,595,638	New Zealand Dollar	25,000,000	4/17/14	1,073,827
Citibank N.A.	Japanese Yen	2,800,000,000	U.S. Dollar	27,373,958	4/28/14	242,256
Citibank N.A.	U.S. Dollar	27,209,880	Japanese Yen	2,800,000,000	4/28/14	(78,178)
Citibank N.A.	U.S. Dollar	82,531,001	Mexican Peso	1,095,500,000	5/14/14	1,108,577
Credit Suisse	Australian Dollar	48,000,000	U.S. Dollar	43,555,920	4/14/14	(922,578)
Credit Suisse	Malaysian Ringgit	95,000,000	U.S. Dollar	28,884,159	5/27/14	(221,089)
Credit Suisse	Norwegian Krone	63,604,000	U.S. Dollar	10,351,203	4/11/14	(267,371)
Credit Suisse	Norwegian Krone	170,000,000	U.S. Dollar	27,952,343	5/23/14	(382,861)
Credit Suisse	Pound Sterling	17,250,000	U.S. Dollar	28,830,701	4/10/14	74,110
Credit Suisse	Turkish Lira	28,300,000	U.S. Dollar	12,416,093	5/16/14	(633,961)
Credit Suisse	U.S. Dollar	28,148,378	Pound Sterling	17,250,000	4/10/14	608,214
Credit Suisse	U.S. Dollar	43,269,120	Australian Dollar	48,000,000	4/14/14	1,209,378
Credit Suisse	U.S. Dollar	29,213,073	Malaysian Ringgit	96,000,000	4/21/14	219,432
Credit Suisse	U.S. Dollar	11,913,281	Turkish Lira	28,300,000	5/16/14	1,136,772
Credit Suisse	U.S. Dollar	39,795,856	Malaysian Ringgit	131,000,000	5/27/14	338,749
Deutsche Bank AG	Swiss Franc	20,000,000	U.S. Dollar	22,795,400	5/16/14	164,326
Deutsche Bank AG	U.S. Dollar	27,524,900	Australian Dollar	31,000,000	5/23/14	1,124,322
Goldman Sachs	Canadian Dollar	31,000,000	U.S. Dollar	27,896,387	5/09/14	(120,387)
Goldman Sachs	U.S. Dollar	42,890,640	New Zealand Dollar	52,000,000	4/11/14	2,204,113
Goldman Sachs	U.S. Dollar	10,959,107	South African Rand	118,400,000	4/17/14	261,249
JPMorgan	Euro	20,150,000	U.S. Dollar	27,439,363	4/11/14	(319,731)
JPMorgan	Malaysian Ringgit	96,000,000	U.S. Dollar	29,228,193	4/21/14	(204,312)
Morgan Stanley	Brazilian Real	79,000,000	U.S. Dollar	34,568,614	4/02/14	(248,486)
Morgan Stanley	Brazilian Real	121,000,000	U.S. Dollar	53,468,847	4/02/14	141,390
Morgan Stanley	U.S. Dollar	51,072,092	Brazilian Real	121,000,000	4/02/14	2,255,365
Morgan Stanley	U.S. Dollar	34,909,412	Brazilian Real	79,000,000	4/02/14	(92,312)
Morgan Stanley	U.S. Dollar	27,644,061	Australian Dollar	30,700,000	5/23/14	727,911
Nomura International	Brazilian Real	49,000,000	U.S. Dollar	21,652,673	4/02/14	57,257
Nomura International	Brazilian Real	49,000,000	U.S. Dollar	21,425,448	5/05/14	14,647
Nomura International	U.S. Dollar	21,595,416	Brazilian Real	49,000,000	4/02/14	—
Nomura International	U.S. Dollar	28,356,000	New Zealand Dollar	34,000,000	6/06/14	998,407
Standard Chartered Bank	South Korean Won	30,000,000,000	U.S. Dollar	28,024,288	4/30/14	(170,406)
UBS	Canadian Dollar	45,320,000	U.S. Dollar	40,873,016	5/21/14	(74,043)
UBS	U.S. Dollar	26,667,893	South African Rand	290,000,000	5/14/14	700,451
UBS	U.S. Dollar	27,904,030	Australian Dollar	31,000,000	5/23/14	745,192
						$ 15,828,485

Futures Contracts outstanding:

					Unrealized
	Contract	Number of	Contract	Notional	Appreciation
Description	Position	Contracts	Expiration	Amount at Value	(Depreciation)
2-Year U.S. Treasury Note	Short	(33)	6/14	$ (7,245,563)	$ 11,160
5-Year U.S. Treasury Note	Short	(380)	6/14	(45,202,188)	268,980
10-Year U.S. Treasury Note	Short	(45)	6/14	(5,557,500)	29,977
90-Day Eurodollar	Short	(350)	3/16	(86,231,250)	159,589
90-Day Eurodollar	Short	(689)	6/16	(169,227,012)	343,022
				$ (313,463,513)	$ 812,728

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
$25 Par (or similar) Retail Preferred	$ 1,326,500	$ —	$ —	$ 1,326,500
Corporate Bonds	—	84,058,545	—	84,058,545
$1,000 Par (or similar) Institutional Preferred	—	3,453,750	—	3,453,750
Sovereign Debt	—	379,175,990	—	379,175,990
Asset-Backed and Mortgage-Backed Securities	—	29,882,225	—	29,882,225
Short-Term Investments:
U.S. Government & Agency Obligations	—	49,320,963	—	49,320,963
Repurchase Agreements	—	33,448,400	—	33,448,400
Derivatives:
Forward Foreign Currency Exchange Contracts*	—	15,828,485	—	15,828,485
Futures Contracts*	812,728	—	—	812,728
Total	$ 2,139,228	$ 595,168,358	$ —	$ 597,307,586

* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the amortization of premium, recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency contracts, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2014, the cost of investments (excluding investments in derivatives) was $607,311,025.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2014, were as follows:

Gross unrealized:
Appreciation				$ 4,911,103
Depreciation				(31,555,755)

Net unrealized appreciation (depreciation) of investments				$ (26,644,652)

(1)			All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)			Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(4)			Perpetual security. Maturity date is not applicable.
(5)			Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of certain derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
N/A			Not applicable.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

BRL			Brazilian Real
CAD			Canadian Dollar
COP			Colombian Peso
EUR			Euro
MXN			Mexican Peso
MYR			Malaysian Ringgit
NOK			Norwegian Krone
PEN			Peruvian Nuevo Sol
TRY			Turkish Lira
ZAR			South African Rand

Item 2. Controls and Procedures.

a.                      The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Diversified Currency Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2014